DIVIDENDS AND INTEREST ON EQUITY - Breakdown (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends and interest on equity payable
Dividends and interest on equity	R$ 4,265,715	R$ 3,865,998	R$ 3,587,417
Equity attributable to owners of parent [member]
Dividends and interest on equity payable
Withholding tax rate (as a percent)	15.00%
Telefnica
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,146,019	1,021,474
Telefnica Latinoamrica Holding
Dividends and interest on equity payable
Dividends and interest on equity	927,324	837,113
SP Telecomunicaes Participaes
Dividends and interest on equity payable
Dividends and interest on equity	757,506	660,012
Telefnica Chile
Dividends and interest on equity payable
Dividends and interest on equity	2,132	1,849
Non-controlling interest
Dividends and interest on equity payable
Dividends and interest on equity	R$ 1,432,734	R$ 1,345,550